CONSOLIDATED BALANCE SHEETS (Parenthetical)	Mar. 31, 2012	Mar. 31, 2011
Common stock, authorized	496,000,000	496,000,000
Common stock, issued	140,008,760	140,008,760
Common stock, outstanding	135,750,518	137,757,699
Treasury stock, shares	4,258,242	2,251,061